Earnings per share - Additional information (Details) - $ / shares			1 Months Ended
	Oct. 09, 2020	Jan. 19, 2018	Jan. 19, 2018	Dec. 31, 2020	Feb. 02, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of shares outstanding		148,117,500	148,117,500	1,500,000,000
Reverse stock split ratio		0.098745
Par value per share	$ 1	$ 1.00	$ 1.00	$ 1		$ 1
IFRS Stock Issued During Period, Shares, New Issues	3,200,445
Initial Public Offering
Earnings per share [line items]
Number of shares outstanding		148,117,500	148,117,500
Reverse stock split ratio			1-to-10.12709504
Par value per share		$ 1	$ 1
Common shares offering under Initial Public Offering					11,904,762